Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Planned Retirements Of Generation Capacity

The announced retirements total installed nameplate generation capacity of 4,167 MW as detailed below.

Name	Location (all in the state of Texas)	Fuel Type	Installed Nameplate Generation Capacity (MW)	Number of Units	Estimated Date Units Will Be Taken Offline
Monticello	Titus County	Lignite/Coal	1,880	3	January 4, 2018
Sandow	Milam County	Lignite	1,137	2	January 11, 2018
Big Brown	Freestone County	Lignite/Coal	1,150	2	February 12, 2018

Total			4,167	7